Related parties (Tables)	6 Months Ended
Jun. 30, 2022
Related parties
Outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel

	Outstanding balances
	June 30,	December 31,
	2022	2021
Adi Hoess	0	5
Thomas Hecht	20	19
Mathieu Simon	10	8
Ferdinand Verdonck [1]	0	(1)
Ulrich Grau	16	16
Bernhard Ehmer	14	20
Harry Welten	9	10
Annalisa Jenkins	9	9
Uta Kemmerich-Keil	16	19

1 Mr. Verdonck left the Supervisory Board in June 2021.